CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.6%
Bandwidth Inc., Class A Shares	486,570	$34,527,007	*
Iridium Communications Inc.	1,213,621	31,008,017	*

Total Diversified Telecommunication Services		65,535,024

Interactive Media & Services - 1.3%
Cargurus Inc.	1,463,684	52,180,334	*

TOTAL COMMUNICATION SERVICES		117,715,358

CONSUMER DISCRETIONARY - 11.4%
Auto Components - 2.1%
Fox Factory Holding Corp.	1,288,983	84,840,861	*

Distributors - 0.9%
Core-Mark Holding Co. Inc.	1,608,154	37,695,130

Diversified Consumer Services - 2.2%
Chegg Inc.	2,226,245	91,788,081	*

Internet & Direct Marketing Retail - 1.7%
Revolve Group Inc.	1,335,230	23,753,741	*
Shutterstock Inc.	1,027,784	44,533,881	*

Total Internet & Direct Marketing Retail		68,287,622

Specialty Retail - 4.5%
Hudson Ltd., Class A Shares	2,217,042	24,320,951	*
Monro Inc.	1,002,903	62,882,018
National Vision Holdings Inc.	2,850,872	97,271,753	*

Total Specialty Retail		184,474,722

TOTAL CONSUMER DISCRETIONARY		467,086,416

CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 3.9%
BJ’s Wholesale Club Holdings Inc.	3,380,048	69,358,585	*
Casey’s General Stores Inc.	505,196	81,265,829
Grocery Outlet Holding Corp.	274,112	8,974,427	*

Total Food & Staples Retailing		159,598,841

Food Products - 1.4%
Calavo Growers Inc.	558,932	42,819,780
Hain Celestial Group Inc.	511,408	12,381,188	*

Total Food Products		55,200,968

TOTAL CONSUMER STAPLES		214,799,809

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2020 Quarterly Report	1

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
ENERGY - 1.2%
Energy Equipment & Services - 1.2%
Cactus Inc., Class A Shares	1,069,599	$30,825,843
Newpark Resources Inc.	3,717,080	18,585,400	*

Total Energy		49,411,243

FINANCIALS - 5.1%
Banks - 1.7%
Western Alliance Bancorp	1,301,262	71,868,700

Capital Markets - 1.5%
Assetmark Financial Holdings Inc.	668,044	19,593,731	*
PJT Partners Inc., Class A Shares	554,552	25,520,483
WisdomTree Investments Inc.	3,665,839	15,433,182

Total Capital Markets		60,547,396

Insurance - 1.9%
American Equity Investment Life Holding Co.	1,614,701	42,644,254
Trupanion Inc.	1,085,133	34,637,445	*

Total Insurance		77,281,699

TOTAL FINANCIALS		209,697,795

HEALTH CARE - 23.2%
Biotechnology - 3.0%
Amicus Therapeutics Inc.	2,109,491	18,647,900	*
Heron Therapeutics Inc.	3,086,022	64,374,419	*
Invitae Corp.	2,136,057	39,837,463	*

Total Biotechnology		122,859,782

Health Care Equipment & Supplies - 10.3%
Glaukos Corp.	721,179	40,566,319	*
Insulet Corp.	854,004	165,710,936	*
Integra LifeSciences Holdings Corp.	1,578,626	86,887,575	*
Penumbra Inc.	612,798	107,521,537	*
Silk Road Medical Inc.	374,186	17,414,617	*

Total Health Care Equipment & Supplies		418,100,984

Health Care Providers & Services - 1.8%
Progyny Inc.	1,297,540	36,071,612	*
Surgery Partners Inc.	2,306,866	38,916,830	*

Total Health Care Providers & Services		74,988,442

Health Care Technology - 1.5%
Health Catalyst Inc.	497,538	16,244,616	*
Phreesia Inc.	448,742	13,911,002	*
Vocera Communications Inc.	1,457,543	32,109,672	*

Total Health Care Technology		62,265,290

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Growth Fund 2020 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 5.5%
ICON PLC	745,108	$125,640,111	*
Syneos Health Inc.	1,589,769	97,548,226	*

Total Life Sciences Tools & Services		223,188,337

Pharmaceuticals - 1.1%
Pacira BioSciences Inc.	1,010,751	43,684,658	*

TOTAL HEALTH CARE		945,087,493

INDUSTRIALS - 20.2%
Aerospace & Defense - 1.6%
Aerojet Rocketdyne Holdings Inc.	1,270,368	66,148,062	*

Air Freight & Logistics - 3.3%
Forward Air Corp.	891,298	58,335,454
XPO Logistics Inc.	865,648	76,973,420	*

Total Air Freight & Logistics		135,308,874

Building Products - 5.5%
Masonite International Corp.	738,895	55,498,404	*
Trex Co. Inc.	1,705,042	167,503,326	*

Total Building Products		223,001,730

Commercial Services & Supplies - 3.3%
Copart Inc.	835,354	84,755,017	*
US Ecology Inc.	911,703	49,241,079

Total Commercial Services & Supplies		133,996,096

Electrical Equipment - 0.2%
Bloom Energy Corp., Class A Shares	1,219,356	9,608,525	*

Machinery - 4.3%
Albany International Corp., Class A Shares	486,935	33,973,455
IDEX Corp.	510,267	83,607,248
Tennant Co.	731,083	56,454,229

Total Machinery		174,034,932

Professional Services - 0.4%
Insperity Inc.	191,637	16,743,325

Trading Companies & Distributors - 1.6%
H&E Equipment Services Inc.	1,766,310	47,884,664
MRC Global Inc.	1,435,866	16,167,851	*

Total Trading Companies & Distributors		64,052,515

TOTAL INDUSTRIALS		822,894,059

INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 1.0%
Viavi Solutions Inc.	3,037,632	42,830,611	*

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2020 Quarterly Report	3

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.6%
MTS Systems Corp.	398,493	$20,199,610
nLight Inc.	919,328	16,152,593	*
OSI Systems Inc.	337,596	29,215,558	*

Total Electronic Equipment, Instruments & Components		65,567,761

IT Services - 3.6%
Cardtronics PLC, Class A Shares	835,667	37,605,015	*
Wix.com Ltd.	752,094	107,316,293	*

Total IT Services		144,921,308

Semiconductors & Semiconductor Equipment - 4.5%
Inphi Corp.	972,617	73,879,987	*
Lattice Semiconductor Corp.	1,255,244	23,347,538	*
Monolithic Power Systems Inc.	507,346	86,842,415

Total Semiconductors & Semiconductor Equipment		184,069,940

Software - 17.8%
Aspen Technology Inc.	710,315	84,513,279	*
Cornerstone OnDemand Inc.	1,581,032	92,964,681	*
DocuSign Inc.	712,342	55,925,970	*
Envestnet Inc.	866,963	68,377,372	*
ForeScout Technologies Inc.	1,277,128	36,410,919	*
HubSpot Inc.	449,916	81,407,801	*
New Relic Inc.	839,787	55,434,340	*
PagerDuty Inc.	1,335,141	31,135,488	*
Pluralsight Inc., Class A Shares	669,776	12,986,957	*
Qualys Inc.	925,773	79,375,777	*
Smartsheet Inc., Class A Shares	370,341	17,954,132	*
Varonis Systems Inc.	769,792	64,400,799	*
Yext Inc.	3,001,432	44,841,394	*

Total Software		725,728,909

TOTAL INFORMATION TECHNOLOGY		1,163,118,529

MATERIALS - 1.3%
Chemicals - 1.3%
Balchem Corp.	491,549	53,097,123

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp.	600,114	14,600,774	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,535,935,793)		4,057,508,599

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Growth Fund 2020 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.386%	22,200,189	$22,200,189
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.475%	5,550,047	5,550,047	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $27,750,236)			27,750,236

TOTAL INVESTMENTS - 100.1% (Cost - $2,563,686,029)			4,085,258,835
Liabilities in Excess of Other Assets - (0.1)%			(5,880,218)

TOTAL NET ASSETS - 100.0%			$4,079,378,617

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At January 31, 2020, the total market value of investments in Affiliated Companies was $5,550,047 and the cost was $5,550,047 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$4,057,508,599	—	—	$4,057,508,599
Short-Term Investments†	27,750,236	—	—	27,750,236

Total Investments	$4,085,258,835	—	—	$4,085,258,835

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended January 31, 2020. The following transactions were effected in shares of such company for the period ended January 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier
Institutional U.S. Treasury Reserves, Premium Shares	—	$43,220,215	43,220,215	$37,670,168	37,670,168	—	$31,232	—	$5,550,047

8